Note 22 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current	$ 55,230	$ 59,713
Deferred	(13,184)	(6,700)
Total	42,046	53,013
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current, Canada	3,309	2,939
Deferred, Canda	2,154	238
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	19,577	15,029
Deferred, United States and Other Foreign	(9,765)	(520)
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	32,344	41,745
Deferred, United States and Other Foreign	$ (5,573)	$ (6,418)